Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 333,228		¥ 355,291
Less: accumulated depreciation and amortization	(33,998)		(55,550)
Less: accumulated impairment	(17,953)		0
Property and equipment, net	281,277	$ 38,761	299,741
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	308,806		300,909
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0		30,042
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,187		12,587
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,019		6,001
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,743		2,279
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 3,473		¥ 3,473